Securities sold under repurchase agreements and interbank and institutional market debts (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of securities sold under repurchase agreements
a)	Securities sold under repurchase agreements

The table below shows the breakdown of funds:

	Interest rate (p.a.)	12/31/2018			12/31/2017
		Current	Non-current	Total	Current	Non-current	Total
Assets pledged as collateral		71,231	6,420	77,651	82,075	27,178	109,253
Government securities	93.5% of CDI to 6.4%	46,676	4	46,680	43,491	—	43,491
Corporate securities	40% of CDI to 97.7% of CDI	9,051	0	9,051	6,564	—	6,564
Own issue	65% of CDI to 16.93%	15,156	6,261	21,417	31,659	27,178	58,837
Foreign	0.22% to 5.2%	348	155	503	361	—	361
Assets received as collateral	5.6% to 6.4%	172,953	0	172,953	146,853	—	146,853
Right to sell or repledge the collateral	97.5% of CDI to 10%	27,337	52,296	79,633	11,880	44,648	56,528

Total		271,521	58,716	330,237	240,808	71,826	312,634

Summary of Interbank market debt
b)	Interbank market debt

	Interest rate (p.a.)	12/31/2018			12/31/2017
		Current	Non-current	Total	Current	Non-current	Total
Financial credit bills	IGPM to 110% of CDI	9,139	28,789	37,928	13,234	14,457	27,691
Real state credit bills	82% of CDI to 95% of CDI	6,465	3,081	9,546	14,046	4,479	18,525
Agribusiness credit bills	70% of CDI to 98% of CDI	9,586	8,427	18,013	7,562	7,539	15,101
Guaranteed real state notes	96% of CDI	0	1,227	1,227	—	—	—
Import and export financing	0.79% to 11.1%	42,685	7,365	50,050	30,548	8,541	39,089
On-lending - domestic	2.5% to 14.5%	5,301	12,605	17,906	7,991	16,190	24,181

Total		73,176	61,494	134,670	73,381	51,206	124,587

Summary of Institucional market debt
c)	Institucional market debt

	Interest rate (p.a.)	12/31/2018			12/31/2017
		Current	Non-current	Total	Current	Non-current	Total
Subordinated debt (1)	3.8% to IGPM + 4.63%	343	48,970	49,313	12,500	40,196	52,696
Foreign borrowing through securities	0.89% to 30.35%	6,232	35,631	41,863	11,764	29,636	41,400
Structured Operations Certificates (2)	IPCA to 15.82%	1,949	849	2,798	1,762	2,624	4,386

Total		8,524	85,450	93,974	26,026	72,456	98,482

(1)	At 12/31/2018, the amount of R$ 32,205 (R$ 42,687 at 12/31/2017) is included in the Reference Equity, under the proportion defined by CMN Resolution No. 4,192, of March 01, 2013.
(2)	As at December 31, 2018, the market value of the funding from Structured Operations Certificates issued is R$ 2,902 (R$ 4,605 at 12/31/2017).